Employee future benefits (Tables)	3 Months Ended
Mar. 31, 2025
Notes and other explanatory information [abstract]
Summary of net defined benefit liability asset

The change in the Company’s employee future benefit obligations is summarized as follows:

	Three months ended March 31, 2025			Year ended December 31, 2024
	Pension	Other
	benefit plans	benefit plans	Total	Total
	$	$	$	$
Change in plan liabilities
Balances – Beginning of the period	22,316	87	22,403	22,136
Current service cost	23	(33)	(10)	59
Interest cost	191	1	192	471
Actuarial loss (gain) from changes in financial assumptions	(1,110)	(1)	(1,111)	1,186
Benefits paid	(185)	-	(185)	(496)
Impact of foreign exchange rate changes	777	3	780	(953)
Balances – End of the period	22,012	57	22,069	22,403

Change in plan assets
Balances – Beginning of the period	10,669	-	10,669	10,972
Interest income from plan assets	92	-	92	236
Employer contributions	9	-	9	23
Employee contributions	3	-	3	7
Benefits paid	(66)	-	(66)	(149)
Remeasurement of plan assets	-	-	-	28
Unrecognized Asset due to Asset Ceiling	(79)	-	(79)	-
Impact of foreign exchange rate changes	406	-	406	(448)
Balances – End of the period	11,034	-	11,034	10,669

Net liability of the unfunded plans	10,978	57	11,035	11,165
Net liability of the funded plans	-	-	-	569
Net amount recognized as Employee future benefits	10,978	57	11,035	11,734

Amounts recognized:
In net loss	119	(33)	86	288
Actuarial gain (loss) on defined benefit plans in other comprehensive loss	1,110	-	1,110	(1,157)